provisions (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 CAD ($)
provisions reconciliation
Balance as at beginning of period	$ 1,029	$ 1,061
Additions	141	370
Reversals	(52)	(92)
Uses	(151)	(386)
Interest effects	7	15
Effects of foreign exchange, net	3	9
Balance as at end of period	977	977
Current	243	243
Non-current	734	734
Total	977	977
Asset retirement obligations
provisions reconciliation
Balance as at beginning of period	379	378
Uses	(3)	(6)
Interest effects	4	8
Balance as at end of period	380	380
Current	19	19
Non-current	361	361
Total	380	380
Employee-related
provisions reconciliation
Balance as at beginning of period	157	219
Additions	81	194
Reversals	(1)
Uses	(121)	(295)
Balance as at end of period	118	118
Current	114	114
Non-current	4	4
Total	118	118
Written put options and contingent consideration
provisions reconciliation
Balance as at beginning of period	247	276
Reversals	(43)	(82)
Interest effects	3	7
Effects of foreign exchange, net	3	9
Balance as at end of period	210	210
Non-current	210	210
Total	210	210
Other
provisions reconciliation
Balance as at beginning of period	246	188
Additions	60	176
Reversals	(10)	(10)
Uses	(27)	(85)
Balance as at end of period	269	269
Current	110	110
Non-current	159	159
Total	$ 269	$ 269